Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2019	$1,837.3
2018	1,422.4
2017	1,005.4

Property and Equipment
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2019	2018	Useful Lives
Land	$161.6	$177.0	NA
Buildings, improvements, and integrated components	927.1	928.8	7-40 years
Capitalized software	367.1	327.0	3-10 years
Software licenses (internal use)	286.8	259.1	1-5 years
Computer equipment	223.3	123.2	3 years
All other property and equipment	385.9	349.8	3-10 years
Total cost	2,351.8	2,164.9
Accumulated depreciation	(1,138.1)	(1,033.2)
Balance at end of year	$1,213.7	$1,131.7
NA = Not applicable

Interest Capitalized
Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation, including both equity and liability awards, for the years ended December 31, was:

(millions)	2019	2018	2017
Pretax expense	$90.2	$77.2	$95.4
Tax benefit[1]	18.9	16.2	33.4

[1]Calculated using the corporate federal tax rate of 21% for 2019 and 2018 and 35% for 2017.

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2019	2018	2017
Income taxes	$954.3	$702.6	$715.6
Interest	184.9	154.0	146.3
Operating lease liabilities	84.0	NA	NA
NA = Not applicable